Income Taxes - Deferred Tax Assets and Liabilities, Movement in Deferred Tax Assets and Unused Tax Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 9,038	$ 13,581
Deferred tax liabilities	(510)	(2,807)
Total deferred income tax asset, net	8,528	10,774	$ 13,646
Non-capital Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29,391	30,027
Share Issue Costs and Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,882	1,966
Mineral, Royalty and Other Interests [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(510)	(2,807)
Total deferred income tax asset, net	$ (22,235)	$ (18,412)